UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Banta Asset Managment, LP
Address: 517 30th Street
         Newport Beach, CA 92663

Form 13F File Number: 28-12787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen M. Banta
Title: Partner
Phone: 949-673-9944

Signature, Place, and Date of Signing:

 /s/ Stephen M. Banta         Newport Beach, CA              11/04/2009
------------------------  ------------------------  --------------------------
      [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 09/30/09
                          RUN DATE: 11/04/09 9:45 A.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   50

FORM 13F INFORMATION TABLE VALUE TOTAL:   $43,149,000


LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                       BANTA ASSET MANAGEMENT                                              PAGE 1

                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 09/30/09

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
  --------------               --------------    -----    --------  ------------------------   --------     ----    ------    ----
3M CO                          COM              88579Y101      262     3545 SH       SOLE                     3545        0        0
ALCOA INC                      COM              013817101      826    62957 SH       SOLE                    62957        0        0
AMERICAN EXPRESS CO            COM              025816109      453    13355 SH       SOLE                    13355        0        0
AMGEN INC                      COM              031162100      212     3527 SH       SOLE                     3527        0        0
APPLE COMPUTER INC             COM              037833100      548     2958 SH       SOLE                     2958        0        0
BAC CAP TR V GTD CAP SEC 6.00  PREFERRED STOCKS 055184204      535    28743 SH       SOLE                    28743        0        0
BAC CAP TR X CAP SEC 6.25%     PREFERRED STOCKS 055189203      203    10725 SH       SOLE                    10725        0        0
BANK OF AMERICA CORPORATION    COM              060505104      367    21698 SH       SOLE                    21698        0        0
BANK OF AMERICA CORPORATION PF PREFERRED STOCKS 060505559     1041    43900 SH       SOLE                    43900        0        0
BOEING CO                      COM              097023105      420     7749 SH       SOLE                     7749        0        0
CATERPILLAR INC                COM              149123101      371     7235 SH       SOLE                     7235        0        0
CBS CORP NEW SR NT 6.75%       PREFERRED STOCKS 124857400      407    19272 SH       SOLE                    19272        0        0
CITIGROUP CAP XI CAP TRUPS 6.0 PREFERRED STOCKS 17307Q205      406    23468 SH       SOLE                    23468        0        0
CITIGROUP CAP XIV TR PFD 6.875 PREFERRED STOCKS 17309E200      278    14550 SH       SOLE                    14550        0        0
CONOCOPHILLIPS                 COM              20825C104     1505    33325 SH       SOLE                    33325        0        0
COUNTRYWIDE CAP V GTD CAP SEC  PREFERRED STOCKS 222388209      524    25475 SH       SOLE                    25475        0        0
COVIDIEN PLC SHS               COM              G2554F105     1937    44786 SH       SOLE                    44786        0        0
CUMMINS ENGINE INC             COM              231021106      489    10905 SH       SOLE                    10905        0        0
DIAMONDS TR UNIT SER 1         COM              252787106     3954    40729 SH       SOLE                    40729        0        0
EXXON MOBIL CORP               COM              30231G102      437     6369 SH       SOLE                     6369        0        0
FRANKLIN CA INSURED TAX-FREE I MUTUAL FUNDS     352519102      149    12070 SH       SOLE                    12070        0        0
FREEPORT MCMORAN COPPER&GOLDCL COM              35671D857      459     6694 SH       SOLE                     6694        0        0
GENERAL ELEC CAP CORP NT 2033  PREFERRED STOCKS 369622493      574    24943 SH       SOLE                    24943        0        0
GENERAL ELEC CO                COM              369604103      837    50947 SH       SOLE                    50947        0        0
IBM                            COM              459200101     3093    25859 SH       SOLE                    25859        0        0
JOHNSON & JOHNSON              COM              478160104      357     5858 SH       SOLE                     5858        0        0
JP MORGAN CHASE CAP XVI PFD TR PREFERRED STOCKS 481228203      484    20375 SH       SOLE                    20375        0        0
JP MORGAN CHASE & CO           COM              46625H100      482    11010 SH       SOLE                    11010        0        0
MCDERMOTT INTL INC             COM              580037109     2190    86660 SH       SOLE                    86660        0        0
MERRILL LYNCH CAP TR I GTD CAP PREFERRED STOCKS 590199204      320    17193 SH       SOLE                    17193        0        0
MERRILL LYNCH CAP TR II PFD GD PREFERRED STOCKS 59024T203      466    25035 SH       SOLE                    25035        0        0
NABORS INDUSTRIES LTD SHS      COM              G6359F103     1066    51000 SH       SOLE                    51000        0        0
NOKIA CORP SPONSORED ADR       COM              654902204      668    45679 SH       SOLE                    45679        0        0
OPPENHEIMER STRATEGIC FDS TRIN MUTUAL FUNDS     68380K102       55    14018 SH       SOLE                    14018        0        0
POWERSHARES QQQ TRUST UNIT SER COM              73935A104      296     7001 SH       SOLE                     7001        0        0
PROCTER & GAMBLE COMPANY       COM              742718109     1612    27835 SH       SOLE                    27835        0        0
PUBLIC STORAGE INC PFD 1/1000  PREFERRED STOCKS 74460D448      660    30300 SH       SOLE                    30300        0        0
PUBLIC STORAGE INC PFD DP 1/10 PREFERRED STOCKS 74460D398      311    13915 SH       SOLE                    13915        0        0
PUBLIC STORAGE PFD K 1/1000    PREFERRED STOCKS 74460D273      240     9645 SH       SOLE                     9645        0        0
SPDR TR UNIT SER 1             COM              78462F103      486     4605 SH       SOLE                     4605        0        0
TEREX CORP NEW                 COM              880779103     1682    81129 SH       SOLE                    81129        0        0
TEXTRON INC                    COM              883203101     1810    95375 SH       SOLE                    95375        0        0
UNITED STATES CELLULAR CORP SR PREFERRED STOCKS 911684306      675    28550 SH       SOLE                    28550        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     2617    42954 SH       SOLE                    42954        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     1623    64800 SH       SOLE                    64800        0        0
VALERO ENERGY CORP NEW         COM              91913Y100      438    22565 SH       SOLE                    22565        0        0
VERIZON COMMUNICATIONS         COM              92343V104     1294    42747 SH       SOLE                    42747        0        0
VIACOM INC NEW NT SR 55 6.85%  PREFERRED STOCKS 92553P300     1367    58518 SH       SOLE                    58518        0        0
VULCAN MATLS CO                COM              929160109      980    18125 SH       SOLE                    18125        0        0
WELLS FARGO CAP VII TRUPS 5.85 PREFERRED STOCKS 94979B204      683    32293 SH       SOLE                    32293        0        0
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